UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2017

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2017

Semiannual Report

to Shareholders

Deutsche Communications Fund

Contents

3	Letter to Shareholders
4	Performance Summary
6	Portfolio Management Team
6	Portfolio Summary
8	Investment Portfolio
11	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
15	Financial Highlights

18	Notes to Financial Statements
30	Information About Your Fund’s Expenses
32	Advisory Agreement Board Considerations and Fee Evaluation
37	Account Management Resources
39	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Communications Fund

Letter to Shareholders

Dear Shareholder:

With the economy in its third-longest expansion on record, signals such as overheating or inflation pressures — traditional signals for the potential of a sharp slowdown or recession — are still notably absent. Our economists tell us that financial conditions remain generally supportive, and households and businesses overall are in good financial condition.

However, a shift into higher gear appears unlikely. While fiscal stimulus and tax/regulatory reform may come to pass, the scope is likely to be somewhat less than originally anticipated and unlikely to impact growth before 2018.

Against this backdrop, the financial markets remain generally upbeat, encouraged by a more positive global cycle with fewer downside risks. Even a shift in monetary policy, with some central banks raising short-term interest rates and others expected to do so before long, has been taken in stride. People seem to view the policy change as a healthy response to an improved outlook.

Of course, there are any number of potential risks that can alter this benevolent outlook and positive market sentiment. Our CIO Office and investment specialists continually monitor the issues and events that influence the markets in order to identify emerging risks as well as opportunities. Their views are updated regularly and available on our Web site — deutschefunds.com.

Thank you for your continued investment. We appreciate the opportunity to help you address your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche Communications Fund	3

Performance Summary	June 30, 2017 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/17
Unadjusted for Sales Charge	3.13%	4.62%	9.57%	1.66%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–2.80%	–1.40%	8.28%	1.06%
MSCI World Index†	10.66%	18.20%	11.38%	3.97%
MSCI World Telecom Services Index††	0.22%	–3.78%	7.17%	3.08%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/17
Unadjusted for Sales Charge	2.76%	3.87%	8.76%	0.90%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.76%	3.87%	8.76%	0.90%
MSCI World Index†	10.66%	18.20%	11.38%	3.97%
MSCI World Telecom Services Index††	0.22%	–3.78%	7.17%	3.08%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/17
No Sales Charges	3.22%	4.88%	9.86%	1.91%
MSCI World Index†	10.66%	18.20%	11.38%	3.97%
MSCI World Telecom Services Index††	0.22%	–3.78%	7.17%	3.08%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2017 are 1.81%, 2.62% and 1.57% for Class A, Class C and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

4	Deutsche Communications Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†	The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that tracks the performance of stocks in select developed markets around the world, including the U.S.

††	MSCI World Telecom Services Index is an unmanaged index that tracks telecom securities from around the world. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Institutional Class
Net Asset Value
6/30/17	$26.06	$23.85	$26.63
12/31/16	$25.27	$23.21	$25.80

Deutsche Communications Fund	5

Portfolio Management Team

Walter Holick, Director

Portfolio Manager of the fund. Managed the fund from 2010 to 2015 and resumed managing the fund in 2016.

–	Joined Deutsche Asset Management in 1990 as fund manager for global equities: technology, telecommunication services and media.

–	Senior Fund Manager for Global Equities focused on the Telecommunications, Media and Technology Sectors based in Frankfurt.

–	Master of Social Science in Money, Banking and Finance, University of Birmingham, UK; Diplom-Kaufmann (German Master’s degree in business and economics), J.W. Goethe-Universität, Frankfurt.

Frederic L. Fayolle, CFA, Director

Portfolio Manager of the fund. Managed the fund from 2010 to 2015 and resumed managing the fund in 2016.

–	Joined Deutsche Asset Management in July 2000 after 10 years of experience with Philips Electronics in the USA with responsibility for Philips’s CRT display industry research for North America.

–	Senior Equity Portfolio Manager focused on the Technology sector based in Frankfurt.

–	MS in Engineering, University of Michigan; MS in Engineering, Ecole Centrale Paris; MBA with finance concentration, with high honors, University of Michigan Business School.

Nataly Yackanich, CFA, Vice President

Portfolio Manager of the fund. Began managing the fund in 2016.

–	Joined Deutsche Asset Management in 2005 after four years of industry experience as a Research Analyst at Credit Suisse Research US, LLC and as a Small Cap Analyst at Sidoti & Co, LLC.

–	Research Analyst for Global Small, US Small and US Mid Cap Equities: New York.

–	BA in Economics from Johns Hopkins University; MSc in Economics from London School of Economics.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/17	12/31/16
Common Stocks	96%	99%
Cash Equivalents	4%	1%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/17	12/31/16
National Carriers	61%	65%
Wireless Services	20%	17%
Media	11%	10%
Communications Equipment	4%	4%
Real Estate Investment Trusts	3%	3%
Technology Hardware, Storage & Peripherals	1%	1%
	100%	100%

6	Deutsche Communications Fund

Geographical Diversification (As a % of Common Stocks)	6/30/17	12/31/16
United States	50%	54%
Japan	15%	14%
United Kingdom	10%	10%
Germany	6%	6%
France	5%	4%
Spain	4%	3%
Canada	3%	3%
Singapore	2%	2%
Switzerland	1%	1%
Denmark	1%	1%
Norway	1%	1%
Netherlands	1%	—
Other	1%	1%
	100%	100%

Ten Largest Equity Holdings at June 30, 2017 (63.0% of Net Assets)		Country	Percent
1.	AT&T, Inc.	United States	13.5%
	An integrated telecommunications company
2.	Verizon Communications, Inc.	United States	11.8%
	An integrated telecommunications company
3.	Deutsche Telekom AG	Germany	6.2%
	An integrated telecommunications company based in Germany
4.	Vodafone Group PLC	United Kingdom	5.5%
	Provides a range of mobile telecommunication services
5.	SoftBank Group Corp.	Japan	5.1%
	A multinational telecommunications company based in Japan
6.	Comcast Corp.	United States	4.6%
	A global media and communications company
7.	Orange SA	France	4.4%
	Provides telecommunication services to residential and commercial customers
8.	KDDI Corp.	Japan	4.4%
	A telecommunications company based in Japan
9.	Telefonica SA	Spain	3.8%
	Provider of telecommunication services to European and Latin American countries
10.	Nippon Telegraph & Telephone Corp.	Japan	3.7%
	An integrated telecommunications company based in Japan

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund’s investment portfolio, see page 8. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 37 for contact information.

Deutsche Communications Fund	7

Investment Portfolio	as of June 30, 2017 (Unaudited)

	Shares	Value ($)
Common Stocks 95.0%
Communications Equipment 2.6%
Cisco Systems, Inc.	85,000	2,660,500

Media 10.6%
Charter Communications, Inc. “A”*	3,640	1,226,134
Comcast Corp. “A”	122,000	4,748,240
Liberty Global PLC “A”*	35,261	1,132,584
Liberty Global PLC LiLAC “A”*	4,399	95,766
Time Warner, Inc.	29,441	2,956,171
Walt Disney Co.	6,701	711,981

		10,870,876

National Carriers 58.0%
AT&T, Inc.	365,500	13,790,315
BCE, Inc.	41,795	1,882,193
BT Group PLC	752,937	2,890,503
CenturyLink, Inc. (a)	61,708	1,473,587
Deutsche Telekom AG (Registered)	351,749	6,315,510
Koninklijke (Royal) KPN NV	179,081	572,909
Nippon Telegraph & Telephone Corp.	80,000	3,776,839
Orange SA	285,646	4,531,619
Proximus SA	9,949	348,056
Singapore Telecommunications Ltd.	696,400	1,967,675
Swisscom AG (Registered)	2,985	1,440,358
TDC AS	149,234	867,849
Telecom Italia SpA (RSP)	298,469	219,878
Telefonica SA (a)	378,938	3,911,682
Telenor ASA	49,745	825,235
TELUS Corp.	29,847	1,030,421
Verizon Communications, Inc.	270,000	12,058,200
Zayo Group Holdings, Inc.*	45,521	1,406,599

		59,309,428

Real Estate Investment Trusts (REITs) 3.4%
American Tower Corp.	9,000	1,190,880
Crown Castle International Corp.	11,000	1,101,980
SBA Communications Corp.*	9,000	1,214,100

		3,506,960

Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.	8,307	1,196,374

The accompanying notes are an integral part of the financial statements.

8	Deutsche Communications Fund

	Shares	Value ($)

Wireless Services 19.2%
KDDI Corp.	168,800	4,464,815
Millicom International Cellular SA (SDR)	4,974	293,786
NTT DoCoMo, Inc.	43,900	1,035,099
SoftBank Group Corp.	64,000	5,176,333
T-Mobile U.S., Inc.*	50,000	3,031,000
Vodafone Group PLC	1,967,240	5,579,258

		19,580,291
Total Common Stocks (Cost $85,762,484)		97,124,429

Securities Lending Collateral 5.6%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.87% (b) (c) (Cost $5,676,435)	5,676,435	5,676,435

Cash Equivalents 4.2%
Deutsche Central Cash Management Government Fund, 1.03% (b) (Cost $4,307,201)	4,307,201	4,307,201

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $95,746,120)†	104.8	107,108,065
Other Assets and Liabilities, Net	(4.8)	(4,915,600)

Net Assets	100.0	102,192,465

*	Non-income producing security.

†	The cost for federal income tax purposes was $95,788,973. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $11,319,092. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,345,473 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,026,381.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2017 amounted to $5,385,068, which is 5.3% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Deutsche Communications Fund	9

At June 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	9/15/2017	30	3,631,350	(8,325)

Currency Abbreviation
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communications Equipment	$2,660,500	$—	$—	$2,660,500
Media	10,870,876	—	—	10,870,876
National Carriers	59,309,428	—	—	59,309,428
Real Estate Investment Trusts	3,506,960	—	—	3,506,960
Technology Hardware, Storage & Peripherals	1,196,374	—	—	1,196,374
Wireless Services	19,580,291	—	—	19,580,291
Short-Term Investments (d)	9,983,636	—	—	9,983,636
Total	$107,108,065	$—	$—	$107,108,065

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Futures Contracts	$(8,325)	$—	$—	$(8,325)
Total	$(8,325)	$—	$—	$(8,325)

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended June 30, 2017, the amount of the transfers between Level 2 and Level 1 was $44,232,389.

Transfers between price levels are recognized at the beginning of the reporting year.

(d)	See Investment Portfolio for additional detailed categorizations.

(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

10	Deutsche Communications Fund

Statement of Assets and Liabilities

As of June 30, 2017 (Unaudited)

Assets
Investments:
Investments in non-affiliated securities, at value (cost $85,762,484) — including $5,385,068 of securities loaned	$97,124,429
Investment in Deutsche Government & Agency Securities Portfolio (cost $5,676,435)*	5,676,435
Investment in Deutsche Central Cash Management Government Fund (cost $4,307,201)	4,307,201
Total investments in securities, at value (cost $95,746,120)	107,108,065
Foreign currency, at value (cost $441,499)	445,584
Deposit with broker for futures contracts	125,951
Receivable for Fund shares sold	27,633
Dividends receivable	299,240
Interest receivable	12,162
Receivable for variation margin on futures contracts	7,397
Foreign taxes recoverable	88,607
Other assets	22,204
Total assets	108,136,843

Liabilities
Payable upon return of securities loaned	5,676,435
Payable for Fund shares redeemed	49,731
Accrued management fee	37,055
Accrued Trustees’ fees	357
Other accrued expenses and payables	180,800
Total liabilities	5,944,378
Net assets, at value	$102,192,465

Net Assets Consist of
Undistributed net investment income	1,019,603
Net unrealized appreciation (depreciation) on:
Investments	11,361,945
Futures	(8,325)
Foreign currency	7,681
Accumulated net realized gain (loss)	(16,543,205)
Paid-in capital	106,354,766
Net assets, at value	$102,192,465

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Deutsche Communications Fund	11

Statement of Assets and Liabilities As of June 30, 2017 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($96,084,800 ÷ 3,686,812 shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$26.06
Maximum offering price per share (100 ÷ 94.25 of $26.06)	$27.65
Class C
Net Asset Value offering and redemption price (subject to contingent deferred sales charge) per share ($4,210,123 ÷ 176,549 shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$23.85
Institutional Class
Net Asset Value offering and redemption price per share ($1,897,542 ÷ 71,244 shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$26.63

The accompanying notes are an integral part of the financial statements.

12	Deutsche Communications Fund

Statement of Operations

For the six months ended June 30, 2017 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $79,755)	$1,870,058
Income distributions — Deutsche Central Cash Management Government Fund	10,770
Securities lending income, net of borrower rebates	17,203
Total income	1,898,031
Expenses:
Management fee	520,453
Administration fee	52,318
Services to shareholders	83,719
Distribution and service fees	137,133
Custodian fee	3,518
Professional fees	77,076
Reports to shareholders	20,442
Registration fees	26,172
Trustees’ fees and expenses	4,204
Other	10,347
Total expenses before expense reductions	935,382
Expense reductions	(78,856)
Total expenses after expense reductions	856,526
Net investment income (loss)	1,041,505

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,659,901
Futures	245,003
Foreign currency	12,775
1,917,679
Change in net unrealized appreciation (depreciation) on:
Investments	275,915
Futures	39,750
Foreign currency	20,880
336,545
Net gain (loss)	2,254,224
Net increase (decrease) in net assets resulting from operations	$3,295,729

The accompanying notes are an integral part of the financial statements.

Deutsche Communications Fund	13

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$1,041,505	$2,204,370
Net realized gain (loss)	1,917,679	(1,062,970)
Change in net unrealized appreciation (depreciation)	336,545	9,569,089
Net increase (decrease) in net assets resulting from operations	3,295,729	10,710,489
Distributions to shareholders from:
Net investment income:
Class A	—	(2,487,596)
Class C	—	(92,484)
Institutional Class	—	(50,053)
Return of capital:
Class A	—	(1,871,739)
Class C	—	(69,587)
Institutional Class	—	(37,661)
Total distributions	—	(4,609,120)
Fund share transactions:
Proceeds from shares sold	1,509,734	9,310,528
Reinvestment of distributions	—	4,211,590
Payments for shares redeemed	(8,954,137)	(24,267,748)
Redemption fees	78	974
Net increase (decrease) in net assets from Fund share transactions	(7,444,325)	(10,744,656)
Increase (decrease) in net assets	(4,148,596)	(4,643,287)
Net assets at beginning of period	106,341,061	110,984,348
Net assets at end of period (including undistributed net investment income and distributions in excess of net investment income of $1,019,603 and $21,902, respectively	$102,192,465	$106,341,061

The accompanying notes are an integral part of the financial statements.

14	Deutsche Communications Fund

Financial Highlights

	Six Months Ended 6/30/17		Years Ended December 31,
Class A	(Unaudited)		2016		2015		2014	2013	2012

Selected Per Share Data
Net asset value, beginning of period	$25.27		$23.99		$23.89		$24.50	$18.90	$16.51
Income (loss) from investment operations:
Net investment income (loss)[a]	.26		.50		.40		.39	.31	.32
Net realized and unrealized gain (loss)	.53		1.87	[b]	.07	[b]	(.56)	5.53	2.49
Total from investment operations	.79		2.37		.47		(.17)	5.84	2.81
Less distributions from:
Net investment income	—		(.65)		(.37)		(.44)	(.24)	(.42)
Return of capital	—		(.44)		—		—	—	—
Total distributions	—		(1.09)		(.37)		(.44)	(.24)	(.42)
Redemption fees	.00	***	.00	***	.00	***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$26.06		$25.27		$23.99		$23.89	$24.50	$18.90
Total Return (%)[c,d]	3.13	**	9.89	[b]	1.96	[b]	(.69)	30.93	17.10

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	96		100		104		112	135	107
Ratio of expenses before expense reductions (%)	1.76	*	1.81		1.69		1.65	1.67	1.72
Ratio of expenses after expense reductions (%)	1.61	*	1.61		1.61		1.63	1.64	1.63
Ratio of net investment income (loss) (%)	2.02	*	1.98		1.62		1.60	1.43	1.76
Portfolio turnover rate (%)	0		13		15		35	23	73

[a]	Based on average shares outstanding during the period.
[b]	During the years ended December 31, 2015 and December 31, 2016, the Fund benefitted from the receipt of partial and final distributions of a claim for which Lehman Brothers was the counterparty that was higher than the estimated recovery value. The impact of this claim amounted to $0.49 and $0.86 per share, respectively. Excluding the distribution, total return would have been 1.99% and 3.42% lower, respectively.
[c]	Total return does not reflect the effect of any sales charges.
[d]	Total return would have been lower had certain expenses not been reduced.
*	Annualized
**	Not annualized
***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

Deutsche Communications Fund	15

	Six Months Ended 6/30/17		Years Ended December 31,
Class C	(Unaudited)		2016		2015		2014	2013	2012

Selected Per Share Data
Net asset value, beginning of period	$23.21		$22.03		$21.94		$22.51	$17.36	$15.17
Income (loss) from investment operations:
Net investment income (loss)[a]	.15		.29		.20		.19	.13	.17
Net realized and unrealized gain (loss)	.49		1.71	[b]	.07	[b]	(.51)	5.08	2.27
Total from investment operations	.64		2.00		.27		(.32)	5.21	2.44
Less distributions from:
Net investment income	—		(.38)		(.18)		(.25)	(.06)	(.25)
Return of capital	—		(.44)		—		—	—	—
Total distributions	—		(.82)		(.18)		(.25)	(.06)	(.25)
Redemption fees	.00	***	.00	***	.00	***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$23.85		$23.21		$22.03		$21.94	$22.51	$17.36
Total Return (%)[c,d]	2.76	**	9.09	[b]	1.20	[b]	(1.44)	30.00	16.17

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4		5		5		6	5	4
Ratio of expenses before expense reductions (%)	2.58	*	2.62		2.54		2.47	2.51	2.57
Ratio of expenses after expense reductions (%)	2.36	*	2.36		2.36		2.38	2.39	2.38
Ratio of net investment income (loss) (%)	1.25	*	1.27		.88		.85	.67	1.02
Portfolio turnover rate (%)	0		13		15		35	23	73

[a]	Based on average shares outstanding during the period.
[b]	During the years ended December 31, 2015 and December 31, 2016, the Fund benefitted from the receipt of partial and final distributions of a claim for which Lehman Brothers was the counterparty that was higher than the estimated recovery value. The impact of this claim amounted to $0.49 and $0.86 per share, respectively. Excluding the distribution, total return would have been 1.99% and 3.42% lower, respectively.
[c]	Total return does not reflect the effect of any sales charges.
[d]	Total return would have been lower had certain expenses not been reduced.
*	Annualized
**	Not annualized
***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

16	Deutsche Communications Fund

	Six Months Ended 6/30/17		Years Ended December 31,
Institutional Class	(Unaudited)		2016		2015	2014	2013	2012

Selected Per Share Data
Net asset value, beginning of period	$25.80		$24.48		$24.39	$25.01	$19.28	$16.83
Income (loss) from investment operations:
Net investment income (loss)[a]	.30		.58		.59	.43	.38	.37
Net realized and unrealized gain (loss)	.53		1.92	[b]	(.06)[b]	(.54)	5.66	2.54
Total from investment operations	.83		2.50		.53	(.11)	6.04	2.91
Less distributions from:
Net investment income	—		(.74)		(.44)	(.51)	(.31)	(.46)
Return of capital	—		(.44)		—	—	—	—
Total distributions	—		(1.18)		(.44)	(.51)	(.31)	(.46)
Redemption fees	.00	***	.00	***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$26.63		$25.80		$24.48	$24.39	$25.01	$19.28
Total Return (%)	3.22	c**	10.22	[b,c]	2.17 [b,c]	(.44)[c]	31.36	17.30

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2		2	1	.4	.3
Ratio of expenses before expense reductions (%)	1.49	*	1.57		1.42	1.41	1.28	1.40
Ratio of expenses after expense reductions (%)	1.36	*	1.36		1.36	1.36	1.28	1.40
Ratio of net investment income (loss) (%)	2.24	*	2.23		2.34	1.75	1.63	1.99
Portfolio turnover rate (%)	0		13		15	35	23	73

[a]	Based on average shares outstanding during the period.
[b]	During the years ended December 31, 2015 and December 31, 2016, the Fund benefitted from the receipt of partial and final distributions of a claim for which Lehman Brothers was the counterparty that was higher than the estimated recovery value. The impact of this claim amounted to $0.49 and $0.86 per share, respectively. Excluding the distribution, total return would have been 1.99% and 3.42% lower, respectively.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Annualized
**	Not annualized
***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

Deutsche Communications Fund	17

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Communications Fund (the “Fund”) is a non-diversified series of Deutsche Securities Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares of the Fund automatically converted to Class A shares on February 10, 2016 and are no longer offered. Class B shares were not subject to an initial sales charge and were subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2

18	Deutsche Communications Fund

includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with each Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Deutsche Communications Fund	19

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds, including Deutsche Government & Agency Securities Portfolio, managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2016, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S.

20	Deutsche Communications Fund

dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2016, the Fund had a net tax basis capital loss carryforward of approximately $18,466,000, including $17,296,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains until December 31, 2017, the expiration date; and approximately $1,170,000 of post-enactment long-term losses, which may be applied against realized net taxable capital gains indefinitely.

Additionally, from November 1, 2016 through December 31, 2016, the Fund elects to defer qualified late year losses of approximately $22,000 of net ordinary losses and treat them as arising in the fiscal year ending December 31, 2017.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Deutsche Communications Fund	21

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Redemption Fees. Prior to February 1, 2017, the Fund imposed a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in-capital.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends.

22	Deutsche Communications Fund

Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2017, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2017, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2017, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $3,354,000 to $3,631,000.

The following table summarizes the value of the Fund’s derivative instruments held as of June 30, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivative	Futures Contracts
Equity Contracts (a)	$(8,325)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Deutsche Communications Fund	23

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$245,003

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$39,750

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2017, purchases and sales of investment securities (excluding short-term contracts) aggregated $0 and $9,430,877, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.

Deutsche Asset Management International GmbH (“Deutsche AM International GmbH”), an affiliate of DIMA, is the subadvisor for the Fund. Deutsche AM International GmbH serves as subadvisor with respect to the investment and reinvestment of assets of the Fund, and is paid by the Advisor for its services.

24	Deutsche Communications Fund

Pursuant to the Investment Management Agreement, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $100 million of the Fund’s average daily net assets	1.00%
Next $100 million of such net assets	.90%
Next $100 million of such net assets	.85%
Next $200 million of such net assets	.80%
Next $500 million of such net assets	.73%
Next $500 million of such net assets	.68%
Over $1.5 billion of such net assets	.65%

Accordingly, for the six months ended June 30, 2017, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.99% of the Fund’s average daily net assets.

For the period from January 1, 2017 through April 30, 2018, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.61%
Class C	2.36%
Institutional Class	1.36%

For the six months ended June 30, 2017, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$72,714
Class C	4,870
Institutional Class	1,272
$78,856

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2017, the Administration Fee was $52,318, of which $8,618 is unpaid.

Deutsche Communications Fund	25

Service Provider Fees. Deutsche AM Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended June 30, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2017
Class A	$27,495	$14,265
Class C	1,437	719
Institutional Class	99	38
	$29,031	$15,022

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, Deutsche AM Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of the Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2017, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2017
Class C	$16,683	$2,679

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2017, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2017	Annualized Rate
Class A	$115,070	$57,833	.23%
Class C	5,380	2,766	.24%
	$120,450	$60,599

26	Deutsche Communications Fund

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2017 aggregated $1,092.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2017, DDI received $276 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $8,595, of which $3,683 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2017, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $1,297.

Deutsche Communications Fund	27

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2017.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Six Months Ended June 30, 2017			Year Ended December 31, 2016
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	39,894	$1,036,753	356,266	$8,597,953
Class C	3,010	72,560	11,699	269,042
Institutional Class	15,090	400,421	17,269	443,533
		$1,509,734		$9,310,528

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	158,758	$3,999,824
Class C	—	—	5,550	128,382
Institutional Class	—	—	3,242	83,384
		$—		$4,211,590

Shares redeemed
Class A	(302,763)	$(7,873,892)	(918,326)	$(22,941,153)
Class B	—	—	(1,206)*	(25,869)*
Class C	(22,246)	(533,739)	(47,443)	(1,099,955)
Institutional Class	(20,619)	(546,506)	(7,588)	(200,771)
		$(8,954,137)		$(24,267,748)

Redemption fees		$78		$974

28	Deutsche Communications Fund

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Dollars	Shares	Dollars

Net increase (decrease)
Class A	(262,869)	$(6,837,061)	(403,302)	$(10,342,642)
Class B	—	—	(1,206)*	(25,869)*
Class C	(19,236)	(461,179)	(30,194)	(702,291)
Institutional Class	(5,529)	(146,085)	12,923	326,146
		$(7,444,325)		$(10,744,656)

*	For the period from January 1, 2016 to February 10, 2016 (see Note A).

Deutsche Communications Fund	29

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2017 to June 30, 2017).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A and C shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A and C shares during the period would be higher, and account value during the period would be lower, by this amount.

30	Deutsche Communications Fund

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2017 (Unaudited)

Actual Fund Return	Class A	Class C	Institutional Class
Beginning Account Value 1/1/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/17	$1,031.30	$1,027.60	$1,032.20
Expenses Paid per $1,000*	$8.11	$11.86	$6.85

Hypothetical 5% Fund Return	Class A	Class C	Institutional Class
Beginning Account Value 1/1/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/17	$1,016.81	$1,013.09	$1,018.05
Expenses Paid per $1,000*	$8.05	$11.78	$6.80

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Institutional Class
Deutsche Communications Fund	1.61%	2.36%	1.36%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche Communications Fund	31

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Communications Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) and approved a new sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Deutsche Asset Management International GmbH (“DeAMI”), and affiliate of DIMA, in September 2016.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	With respect to the Sub-Advisory Agreement, the Board considered that DIMA and the Fund have received an Exemptive Order from the Securities and Exchange Commission permitting DIMA, subject to the approval of the Board, to hire and replace unaffiliated and affiliated sub-advisors and to materially amend sub-advisory agreements with unaffiliated and affiliated sub-advisors, each without obtaining shareholder approval.

–	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

32	Deutsche Communications Fund

–	Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and DeAMI are part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and DeAMI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided or to be provided under the Agreements. The Board noted that, under the Agreements, DIMA and DeAMI provide or will provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of sub-advisers, including DeAMI. The Board reviewed the Fund’s performance over

Deutsche Communications Fund	33

short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Focus Funds” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Class A shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2015.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, proposed sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). With respect to the sub-advisory fee to be paid to DeAMI, the Board noted that such fee will be paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The

34	Deutsche Communications Fund

information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and expected to be provided by DeAMI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board noted DIMA’s representation that its profitability in connection with the management of the Fund was expected to decline as a result of the Sub-Advisory Agreement. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of

Deutsche Communications Fund	35

DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement and the approval of the Sub-Advisory Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. With respect to the Agreement, the Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement or to approve the Sub-Advisory Agreement.

36	Deutsche Communications Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A and C also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund’s policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on “proxy voting“ at the bottom of the page) — or on the SEC’s Web site — sec.gov. To obtain a written copy of the fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The fund’s portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Deutsche Communications Fund	37

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

	Class A	Class C	Institutional Class
Nasdaq Symbol	TISHX	FTICX	FLICX
CUSIP Number	25159L 729	25159L 695	25159L 687
Fund Number	432	732	532

38	Deutsche Communications Fund

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

–SocialSecurity number

–Accountbalances

–Purchaseand transaction history

–Bankaccount information

–Contactinformation such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Deutsche Communications Fund	39

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

–openan account

–giveus your contact information

–providebank account information for ACH or wire transactions

–tellus where to send money

–seekadvice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

–sharing for affiliates’ everyday business purposes

–    information about your creditworthiness

–affiliatesfrom using your information to market to you

–sharingfor non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.

Rev. 05/2017

40	Deutsche Communications Fund

Notes

DCF-3

(R-028284-6 8/17)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Communications Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	8/29/2017